ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Components of and Changes in Accumulated Other Comprehensive Income
The components of and changes in the accumulated other comprehensive income (“AOCI”), and the related tax effects, are shown below:

FOR THE PERIODS ENDED JUN. 30, 2023 US$ MILLIONS	Unrealized Appreciation (Depreciation) on Investments	Defined Benefit Pension Plan Adjustment	Change in Instrument Specific Credit risk for Market Risk Benefit	Change in Discount Rate for Liability for Future Policyholder	Other	Total
Balance at January 1, 2023	$(1,018)	$(4)	$(7)	$507	$(1)	$(523)
Other comprehensive income (loss) before reclassifications	408	—	12	(204)	(2)	214
Amounts reclassified to (from) net income	20	1	—	—	—	21
Deferred income tax benefit (expense)	(21)	—	—	26	—	5
Balance at March 31, 2023	$(611)	$(3)	$5	$329	$(3)	$(283)
Other comprehensive income (loss) before reclassifications	(303)	2	(22)	86	1	(236)
Amounts reclassified to (from) net income	10	—	—	—	—	10
Deferred income tax benefit (expense)	14	—	—	(6)	—	8
Balance at June 30, 2023	$(890)	$(1)	$(17)	$409	$(2)	$(501)

FOR THE PERIODS ENDED JUN. 30, 2022 US$ MILLIONS	Unrealized Appreciation (Depreciation) on Investments	Defined Benefit Pension Plan Adjustment	Change in Instrument Specific Credit risk for Market Risk Benefit	Change in Discount Rate for Liability for Future Policyholder	Other	Total
Balance at January 1, 2022	$35	$(5)	$(1)	$(63)	$1	$(33)
Other comprehensive income (loss) before reclassifications	(366)	—	(6)	281	3	(88)
Deferred income tax benefit (expense) and other	78	—	—	(75)	(3)	—
Balance at March 31, 2022	$(253)	$(5)	$(7)	$143	$1	$(121)
Other comprehensive income (loss) before reclassifications	(701)	—	19	251	(3)	(434)
Amounts reclassified to (from) net income	—	—	—	—	—	—
Deferred income tax benefit (expense)	39	—	—	(45)	—	(6)
Balance at June 30, 2022	$(915)	$(5)	$12	$349	$(2)	$(561)